STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY

A summary of stock option activity and related information during the years ended December 31, 2021 and 2020 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	8,515	$120.00	3.9	$-
Granted	3,200	$20.00	8.9	$-
Outstanding as of December 31, 2020	11,715	$70.00	5.6	$-
Granted	16,100	$14.40	10.0	$-
Outstanding as of December 31, 2021	27,815	$30.40	7.9	$-
Exercisable as of December 31, 2021	11,715	$52.40	5.5	$-

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS GRANTED USING THE ASSUMPTIONS

The assumptions that were used in Black-Scholes option pricing model for the year ended December 31, 2021 were as follows:

	For the years ended
	2021	2020
Expected term (years)	5.38	5.0
Expected volatility	153.9%	149.67%
Risk-free interest rate	0.94%	1.610%
Expected dividend yield	0.0%	0.0%